CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	The partnership	Foreign currency translation	Revaluation surplus	Other	Participating non-controlling interests – in a holding subsidiary held by the partnership	Participating non-controlling interests – in operating subsidiaries
Beginning balance at Dec. 31, 2023	$ 17,129	$ 5,787	$ (3,477)	$ (1,255)	$ 10,437	$ 82	$ 272	$ 11,070
Net (loss) income	152	149	149				1	2
Other comprehensive income (loss)	(928)	(319)		(239)	(50)	(30)	(22)	(587)
Capital contributions	125							125
Disposals	(1,368)	(63)	(84)		6	15		(1,305)
Dividends declared	(264)						(19)	(245)
Other	(7)	(26)	(10)			(16)		19
Change in period	(2,290)	(259)	55	(239)	(44)	(31)	(40)	(1,991)
Ending balance at Jun. 30, 2024	14,839	5,528	(3,422)	(1,494)	10,393	51	232	9,079
Beginning balance at Mar. 31, 2024	16,016	6,095	(3,086)	(1,329)	10,438	72	260	9,661
Net (loss) income	(339)	(342)	(342)				2	1
Other comprehensive income (loss)	(645)	(213)		(165)	(40)	(8)	(11)	(421)
Capital contributions	43							43
Disposals	(36)		(6)		6			(36)
Dividends declared	(188)						(19)	(169)
Other	(12)	(12)	12		(11)	(13)
Change in period	(1,177)	(567)	(336)	(165)	(45)	(21)	(28)	(582)
Ending balance at Jun. 30, 2024	14,839	5,528	(3,422)	(1,494)	10,393	51	232	9,079
Beginning balance at Dec. 31, 2024	12,108	1,341	(7,825)	(1,653)	10,790	29	259	10,508
Net (loss) income	(1,452)	(1,405)	(1,405)					(47)
Other comprehensive income (loss)	410	193		178	16	(1)	16	201
Capital contributions	157							157
Dividends declared	(457)						(5)	(452)
Other	(12)	(13)	(23)	(2)	9	3		1
Change in period	(1,354)	(1,225)	(1,428)	176	25	2	11	(140)
Ending balance at Jun. 30, 2025	10,754	116	(9,253)	(1,477)	10,815	31	270	10,368
Beginning balance at Mar. 31, 2025	12,442	1,436	(7,834)	(1,556)	10,797	29	269	10,737
Net (loss) income	(1,447)	(1,410)	(1,410)					(37)
Other comprehensive income (loss)	10	93		81	15	(3)	6	(89)
Capital contributions	56							56
Dividends declared	(308)						(5)	(303)
Other	1	(3)	(9)	(2)	3	5		4
Change in period	(1,688)	(1,320)	(1,419)	79	18	2	1	(369)
Ending balance at Jun. 30, 2025	$ 10,754	$ 116	$ (9,253)	$ (1,477)	$ 10,815	$ 31	$ 270	$ 10,368